UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
October 26, 2007 to November 26, 2007

Commission File Number of issuing entity: 333-130223-13

Chase Mortgage Finance Trust Series 2007-S2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-130223

Chase Mortgage Finance Corporation
(Exact name of depositor as specified in its charter)

Chase Home Finance LLC
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

86-1169040
(I.R.S. Employer Identification No.)

194 Wood Avenue South, Iselin, New Jersey	08830
(Address of principal executive offices of the issuing entity)	(Zip Code)

(732) 205-0600
(Telephone number, including area code)

No Change
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
IA1			X
IA2			X
IA3			X
IA4			X
IA5			X
IA6			X
IA7			X
IA8			X
IA9			X
IIA1			X
IIA2			X
IIA3			X
AP			X
AR			X
AM			X
M1			X
B1			X
B2			X
B3			X
B4			X
B5			X
IAX			X
IIAX			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☒  No ☐

Part I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On November 26, 2007 a distribution was made to holders of Chase Mortgage Finance Trust Series 2007-S2.

The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(a), Exhibit 99.1 for the related information.

Part II — OTHER INFORMATION

Item 9. Exhibits

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of Chase Mortgage Finance Trust Series 2007-S2, relating to the November 26, 2007 distribution.

(b) The exhibits required to be filed by registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

[SIGNATURE PAGE FOLLOWS]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Chase Mortgage Finance Corporation
(Depositor)

/s/ Bruce J. Friedman

By: Bruce J. Friedman
Title: Vice President

Date: December 10, 2007

EXHIBIT INDEX

Exhibit Number	Description

EX-99.1	Monthly report distributed to holders of Chase Mortgage Finance Trust Series 2007-S2, relating to the November 26, 2007 distribution.

Chase Mortgage Finance Trust, Series 2007-S2
November 26, 2007

Table of Contents

Distribution Report	2
Factor Report	3
Components Distribution Report	4
Exchangeable Certificates Factor Report	4
Delinquency by Group	8
Delinquency Totals	8
Delinquency Trend Group	9
Bankruptcy Group Report	9
Foreclosure Group Report	9
REO Group Report	10
REO Property Scheduled Balance	10
Realized Loss Group Report	11
Certificate Class Interest Shortfalls	11
Basic Risk Shortfall Carryover and Yield Maintenance Amount	12
Investor Supplemental Report	13

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Mary J. Davis
Bank of New York - Structured Finance Services
601 Travis Street, 16th Floor
Houston, Texas 77002
Tel: (713) 483-6216 / Fax: (713) 483-6627
Email: maryjo.davis@bankofny.com

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
November 26, 2007

DISTRIBUTION IN DOLLARS
CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IA1	186,000,000.00	163,801,836.09	1,409,139.14	753,765.05	2,162,904.19	0.00	0.00	162,392,696.95
IA3	29,152.00	30,338.60	0.00	0.00	0.00	0.00	151.68	30,490.28
IA4	27,000,000.00	27,000,000.00	0.00	134,988.42	134,988.42	0.00	0.00	27,000,000.00
IA5	18,000,000.00	18,000,000.00	0.00	89,992.28	89,992.28	0.00	0.00	18,000,000.00
IA6	50,000,000.00	50,000,000.00	0.00	249,978.56	249,978.56	0.00	0.00	50,000,000.00
IA7	45,972,000.00	45,972,000.00	0.00	229,840.29	229,840.29	0.00	0.00	45,972,000.00
IA8	51,012,000.00	51,012,000.00	0.00	255,038.13	255,038.13	0.00	0.00	51,012,000.00
IA9	53,512,000.00	53,512,000.00	0.00	267,537.05	267,537.05	0.00	0.00	53,512,000.00
IIA1	153,579,914.00	140,698,895.75	1,853,500.98	644,814.63	2,498,315.61	0.00	0.00	138,845,394.77
AP	560,644.00	529,267.44	3,180.96	0.00	3,180.96	0.00	0.00	526,086.48
AR	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
AM	9,151,000.00	9,040,138.91	14,428.82	44,225.37	58,654.19	0.00	0.00	9,025,710.09
M1	7,930,900.00	7,834,819.99	12,505.03	38,328.81	50,833.84	0.00	0.00	7,822,314.96
B1	3,050,300.00	3,013,346.72	4,809.55	14,741.63	19,551.18	0.00	0.00	3,008,537.17
B2	1,525,200.00	1,506,722.74	2,404.86	7,371.06	9,775.92	0.00	0.00	1,504,317.88
B3	1,220,100.00	1,205,318.94	1,923.79	5,896.55	7,820.34	0.00	0.00	1,203,395.15
B4	610,100.00	602,708.85	961.97	2,948.52	3,910.49	0.00	0.00	601,746.88
B5	915,142.91	904,056.29	1,442.95	4,422.74	5,865.69	0.00	0.00	902,613.34
TOTALS	610,068,552.91	574,663,450.32	3,304,298.05	2,743,889.09	6,048,187.14	0.00	151.68	571,359,303.95
IA2	186,000,000.00	163,801,836.09	0.00	65,173.89	65,173.89	0.00	0.00	162,392,696.95
IAX	16,589,702.95	15,440,050.95	0.00	77,193.63	77,193.63	0.00	0.00	15,345,656.14
IIAX	10,975,012.74	9,933,873.94	0.00	45,526.36	45,526.36	0.00	0.00	9,801,020.51
AP1	506,743.44	477,739.64	587.79	0.00	587.79	0.00	0.00	477,151.85
AP2	53,900.56	51,527.80	2,593.17	0.00	2,593.17	0.00	0.00	48,934.63

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
November 26, 2007

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE
IA1	16163EAA6	880.65503274	7.57601688	4.05250027	11.62851715	873.07901586	5.522500%
IA3	16163EAC2	1,040.70389682	0.00000000	0.00000000	0.00000000	1,045.90697036	6.000000%
IA4	16163EAD0	1,000.00000000	0.00000000	4.99957111	4.99957111	1,000.00000000	6.000000%
IA5	16163EAE8	1,000.00000000	0.00000000	4.99957111	4.99957111	1,000.00000000	6.000000%
IA6	16163EAF5	1,000.00000000	0.00000000	4.99957120	4.99957120	1,000.00000000	6.000000%
IA7	16163EAG3	1,000.00000000	0.00000000	4.99957126	4.99957126	1,000.00000000	6.000000%
IA8	16163EAH1	1,000.00000000	0.00000000	4.99957128	4.99957128	1,000.00000000	6.000000%
IA9	16163EAJ7	1,000.00000000	0.00000000	4.99957112	4.99957112	1,000.00000000	6.000000%
IIA1	16163EAL2	916.12823634	12.06864187	4.19856095	16.26720282	904.05959447	5.500000%
AP	16163EAU2	944.03478857	5.67376089	0.00000000	5.67376089	938.36102768	0.000000%
AR	16163EAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	6.000000%
AM	16163EAW8	987.88535788	1.57674790	4.83284559	6.40959349	986.30860999	5.871037%
M1	16163EAX6	987.88535853	1.57674791	4.83284495	6.40959286	986.30861062	5.871037%
B1	16163EAY4	987.88536210	1.57674655	4.83284595	6.40959250	986.30861555	5.871037%
B2	16163EAZ1	987.88535274	1.57675059	4.83284815	6.40959874	986.30860215	5.871037%
B3	16163EBA5	987.88537005	1.57674781	4.83284157	6.40958938	986.30862224	5.871037%
B4	16163EBB3	987.88534666	1.57674152	4.83284707	6.40958859	986.30860515	5.871037%
B5	16163EBC1	987.88536754	1.57674827	4.83284081	6.40958908	986.30861927	5.871037%
TOTALS		941.96537025	5.41627336	4.49767338	9.91394674	936.54934552
IA2	16163EAB4	880.65503274	0.00000000	0.35039726	0.35039726	873.07901586	0.477500%
IAX	16163EAK4	930.70086888	0.00000000	4.65310502	4.65310502	925.01090503	6.000000%
IIAX	16163EAT5	905.13552698	0.00000000	4.14818288	4.14818288	893.03044490	5.500000%
AP1	N/A	942.76433061	1.15993608	0.00000000	1.15993608	941.60439452	0.000000%
AP2	N/A	955.97893603	48.11026082	0.00000000	48.11026082	907.86867521	0.000000%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
November 26, 2007

DISTRIBUTION IN DOLLARS
CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IIA2	141,350,000.00	128,468,981.75	1,853,500.98	588,765.67	2,442,266.65	0.00	0.00	126,615,480.77
IIA3	12,229,914.00	12,229,914.00	0.00	56,048.96	56,048.96	0.00	0.00	12,229,914.00
TOTALS	153,579,914.00	140,698,895.75	1,853,500.98	644,814.63	2,498,315.61	0.00	0.00	138,845,394.77

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE
IIA2	16163EAM0	908.87146622	13.11284740	4.16530364	17.27815104	895.75861882	5.500000%
IIA3	16163EAN8	1,000.00000000	0.00000000	4.58293983	4.58293983	1,000.00000000	5.500000%
TOTALS		916.12823634	12.06864187	4.19856095	16.26720282	904.05959447

*Please Note: Above Certificates are Exchanged Certificates

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
November 26, 2007

Total Scheduled Principal Amount	913,486.17
Group 1 AP Scheduled Principal Amount	434.15
Group 1 Non-PO Scheduled Principal Amount	350,176.69
Group 2 AP Scheduled Principal Amount	198.91
Group 2 Non-PO Scheduled Principal Amount	562,676.42

Total Unscheduled Principal Amounts	1,745,689.07
Group 1 AP Unscheduled Principal Amount	153.64
Group 1 Non-PO Unscheduled Principal Amount	428,502.92
Group 2 AP Unscheduled Principal Amount	2,394.27
Group 2 Non-PO Unscheduled Principal Amount	1,314,638.24

Group 1 One Month CPR	2.973477%
Group 2 One Month CPR	10.276547%

Total Repurchase Proceeds	644,971.13
Group AP Repurchase Proceeds	0.00
Group 1 Repurchase Proceeds	644,971.13
Group 2 Repurchase Proceeds	0.00

Total Beginning Principal Balance of Mortgage Loans	574,663,450.34
Group 1 AP Beginning Principal Balance	477,739.64
Group 1 Beginning Principal Balance	427,695,191.08
Group 2 AP Beginning Principal Balance	51,527.83
Group 2 Beginning Principal Balance	146,968,259.26

Total Ending Principal Balance of Mortgage Loans	571,359,303.97
Group 1 AP Ending Principal Balance	477,151.85
Group 1 Ending Principal Balance	426,270,952.55
Group 2 AP Ending Principal Balance	48,934.65
Group 2 Ending Principal Balance	145,088,351.42

Aggregate Amount of Servicer Advances	165,243.84

Aggregate Amount of Recovered Servicer Advances	235,773.38

Aggregate Number of Outstanding Mortgage Loans	860.00

Aggregate Weighted Average Coupon	6.378929%

Aggregate Weighted Average Remaining Term	304

Total Gross Interest	3,054,781.10
Group 1 Gross Interest	2,304,529.27
Group 2 Gross Interest	750,251.83

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
November 26, 2007

Total Servicing Fees	122,594.93
Group 1 Servicing Fees	91,241.67
Group 2 Servicing Fees	31,353.26

Total Net Liquidation Proceeds	0.00
Group 1 Net Liquidation Proceeds	0.00
Group 2 Net Liquidation Proceeds	0.00
Current Period Aggregate Realized Losses	0.00
Current Period Group 1 Realized Losses	0.00
Current Period Group 2 Realized Losses	0.00

Cumulative Realized Losses	0.00
Cumulative Group 1 Realized Losses	0.00
Cumulative Group 2 Realized Losses	0.00

Fraud Loss Amount	18,302,057.00
Bankruptcy Loss Amount	156,880.00
Special Hazard Loss Amount	6,100,686.00

Class A Principal Balance	550,556,337.88
Class AP Principal Balance	529,267.44
Class A Group 1 Principal Balance	409,328,174.69
Class A Group 2 Principal Balance	140,698,895.75
Class AM Principal Balance	9,040,138.91
Class M1 Principal Balance	7,834,819.99
Class B Principal Balance	7,232,153.54

Class A Percentage	95.805003%
Class AP Percentage	0.092100%
Non-PO Class A Group 1 Percentage	95.812606%
Non-PO Class A Group 2 Percentage	95.767782%
Class AM Percentage	1.573119%
Class M1 Percentage	1.363375%
Class B Percentage	1.258502%

Class A Group 1 Prepayment Percentage	100.0000%
Class A Group 2 Prepayment Percentage	100.0000%

Original Credit Support AM	2.50%
Original Credit Support M1	1.20%
Original Credit Support B1	0.70%
Original Credit Support B2	0.45%
Original Credit Support B3	0.25%
Original Credit Support B4	0.15%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
November 26, 2007

Current Credit Support AM	2.62%
Current Credit Support M1	1.26%
Current Credit Support B1	0.73%
Current Credit Support B2	0.47%
Current Credit Support B3	0.26%
Current Credit Support B4	0.16%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
November 26, 2007

Number and Aggregate Principal Amounts of Mortgage Loans in Delinquency

Delinquency by Group
Group 1

Category	Number	Principal Balance	Percentage
1 Month	10	6,367,144.59	1.49%
2 Month	4	3,168,163.65	0.74%
3 Month	1	631,374.63	0.15%
Total	15	10,166,682.87	2.39%

Delinquency by Group
Group 2

Category	Number	Principal Balance	Percentage
1 Month	2	1,688,073.31	1.16%
2 Month	0	0.00	0.00%
3 Month	0	0.00	0.00%
Total	2	1,688,073.31	1.16%

Delinquency Totals
Group Totals

Category	Number	Principal Balance	Percentage
1 Month	12	8,055,217.90	1.41%
2 Month	4	3,168,163.65	0.55%
3 Month	1	631,374.63	0.11%
Total	17	11,854,756.18	2.07%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
November 26, 2007

Number and Aggregate Principal Amounts of Mortgage Loans in Bankruptcy

Bankruptcy Group Report

Group Number	Number of Loans	Principal Balance	Percentage
1	0	0.00	0.00%
2	0	0.00	0.00%
Total	0	0.00	0.00%

Number and Aggregate Principal Amounts of Mortgage Loans in Foreclosure

Foreclosure Group Report

Group Number	Number of Loans	Principal Balance	Percentage
1	3	2,151,564.73	0.50%
2	0	0.00	0.00%
Total	3	2,151,564.73	0.38%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
November 26, 2007

Number and Aggregate Principal Amounts of REO Loans

REO Group Report

Group Number	Number of Loans	Principal Balance	Percentage
1	2	1,103,991.67	0.26%
2	0	0.00	0.00%
Total	2	1,103,991.67	0.19%

REO Property Scheduled Balance

Group Number	Loan Number	REO Date	Schedule Principal Balance
			0.00
Total			0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
November 26, 2007

Realized Loss Group Report

Group Number	Current Loss	Cumulative Loss	Ending Balance	Balance of Liquidated Loans	Net Liquidation Proceeds
1	0.00	0.00	426,270,952.55	0.00	0.00
2	0.00	0.00	145,088,351.42	0.00	0.00
TOTAL	0.00	0.00	571,359,303.97	0.00	0.00

Certificate Class Interest Shortfalls

	Aggregate Outstanding Interest Shortfalls	Compensating Interest Shortfalls	Relief Act Shortfalls
Class IA1	0.00	0.00	64.65
Class IA2	0.00	0.00	5.59
Class IA3	0.00	0.00	0.01
Class IA4	0.00	0.00	11.58
Class IA5	0.00	0.00	7.72
Class IA6	0.00	0.00	21.44
Class IA7	0.00	0.00	19.71
Class IA8	0.00	0.00	21.87
Class IA9	0.00	0.00	22.95
Class IIA1	0.00	0.00	55.31
Class IIA2	0.00	0.00	50.50
Class IIA3	0.00	0.00	4.81
Class AR	0.00	0.00	0.00
Class IAX	0.00	0.00	6.62
Class IIAX	0.00	0.00	3.90
Class AM	0.00	0.00	3.79
Class M1	0.00	0.00	3.29
Class B1	0.00	0.00	1.26
Class B2	0.00	0.00	0.63
Class B3	0.00	0.00	0.51
Class B4	0.00	0.00	0.25
Class B5	0.00	0.00	0.38

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
November 26, 2007

Basis Risk Shortfall Carryover and Yield Maintenance Amount

	Current Basis Risk Shortfall	Basis Risk Shortfall Carryover Paid	Outstanding Basis Risk Shortfall Carryover
Class IA1	0.00	0.00	0.00

Yield Maintenance Agreement Amount Received
Class IA1	0.00

Reserve Fund - Per Yield Maintenance Agreement
Deposit Total In the Reserve Fund	0.00
Withdrawal Total From the Reserve Fund	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
November 26, 2007

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that
have cumulatively become material over time?	NO

Any material breaches of pool asset representations or warranties or transaction covenants?	NO

Any material changes as to methodology regarding calculations of delinquencies and charge-offs?	NO

Any new issuance of asset-backed securities backed by the same asset pool, or any pool
asset changes?	NO

Any material changes in the solicitation, credit-granting, underwriting, origination, acquisition
or pool selection criteria or procedures, as applicable,used to originate, acquire or select the new pool assests?	NO

Copyright 2007 Bank of New York & Co. All rights reserved.